Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable, current		$ 5,333		$ 6,287
Accounts receivable, non-current				3,829
Less: Allowance for expected credit losses, current	$ (19)	(5,333)		(3,948)
Less: Allowance for expected credit losses, non-current				(3,829)
Accounts receivable, net				$ 2,339